Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2024	Feb. 29, 2024
Accounting Policies [Abstract]
Schedule of Underlying Common Shares Excluded from Computation of Loss Per Share
	August 31,
	2024	2023
Warrants	78,877	-
Stock Options	484,063	-
Preferred Stock	96,238	-
Total Underlying Common Shares	659,178	-

	Year Ended February 29 and 28,
	2024	2023
Warrants	486,165	-
Stock Options	85,300	-
Preferred Stock	475,835	-
Total Underlying Common Shares	1,047,300	-

Schedule of Estimated Useful Lives for Property and Equipment
Category	Method	Estimated useful life
Furniture & Fixtures	Straight line	5 years
Computer & Equipment	Straight line	3 years

Schedule of Estimated Useful Lives for Finite Life Intangible Assets

The estimated useful lives for the Company’s finite life intangible assets are as follows:

Category	Method	Estimated useful life
Software	Straight line	1 - 3 years
Software licenses	Straight line	0.5 - 4 years

Schedule of Amounts Used In Computing Loss Per Share and Effect On Net Loss and Weighted Average Number Of Shares

The following table shows the amounts used in computing loss per share and the effect on net loss and the weighted average number of shares of dilutive potential common stock for the periods three and six months ended August 31, 2024, and 2023:

	Three Months Ended August 31,		Six Months Ended August 31,
	2024	2023	2024	2023

Loss from continuing operations	$(1,533,519)	$(1,160,763)	$(3,521,145)	$(2,256,134)
Preferred dividends	$(10,688)	$-	$(21,376)	$-
Loss from continuing operations applicable to common stockholders	(1,544,207)	(1,160,763)	(3,542,521)	(2,256,134)
Gain (loss) from discontinued operations applicable to common stockholders	(1,131)	-	7,778	-
Net loss applicable to common stockholders	$(1,545,338)	$(1,160,763)	$(3,534,743)	(2,256,134)
Weighted average number of common shares outstanding used in loss per share during the period (denominator)	5,275,511	83,371	3,277,339	83,371

The following data show the amounts used in computing loss per share and the effect on income and the weighted average number of shares of dilutive potential common stock for the periods ended February 29, 2024 and 2023:

	Year Ended February
	2024	2023
Loss from continuing operations	$(6,656,837)	$(5,033,496)
Preferred dividends	(7,125)	-
Loss from continuing operations applicable to common stockholders	(6,663,962)	(5,033,496)
Loss from discontinued operations applicable to common stockholders	(675,314)	-
Net loss applicable to common stockholders	$(7,339,276)	$(5,033,496)

Weighted average number of common shares Outstanding used in loss per share during the Period (denominator)	228,274	71,581

Schedule of Issuable Contingent Shares

Business Milestones	Contingent Shares
Achieved
Launch of leisure travel booking platform	1,450,000
Launch of group travel booking platform	1,450,000
Launch of FlexPay technology	1,493,993
Total contingent shares issuable on June 10, 2024	4,393,993

Not Achieved
Launch of travel agent platform	1,450,000
Total contingent shares potentially issuable in future periods	1,450,000
Total contingent shares	5,843,993

Schedule of Weighted Average Common Stock Shares Outstanding

The following table shows the reconciliation of the weighted average common shares outstanding for the three and six months ended August 31, 2024 to the weighted average common shares used in the computation of basic earnings per share:

	Weighted Average Number of Common Shares
	Three Months Ended August 31, 2024	Six Months Ended August 31, 2024
1,388,641 common shares outstanding	1,359,126	1,319,146
4,393,993 issuable contingent shares	3,916,385	1,958,193
Weighted average common shares outstanding	5,275,511	3,277,339